UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/NELSON PELTZ            New York, New York             08/13/07
       ------------------------   ------------------------------  --------
           [Signature]              [City, State]                 [Date]



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Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

          Form 13F File Number               Name
         --------------------               -----------------------------------
              28-11992                      Trian Partners General Partner, LLC

              28-12040                      Trian Fund Management GP, LLC

              28-12038                      Trian Partners Parallel Fund I
                                              General Partner, LLC

              28-12037                      Trian Partners Parallel Fund II
                                              General Partner, LLC






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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              1
                                               -------------

Form 13F Information Table Value Total:         $6,734
                                               -------------
                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number          Name
        ---     --------------------          ---------------

        01       28-11640                     Peter W. May












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                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
   --------             --------      --------     --------           --------        --------        --------        --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Deerfield Triarc
  Cap Corp.               COM        244572301     6,734         460,276       SH      Defined                      460,276


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